UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2023

Date of reporting period:  February 28, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report
February 28, 2023

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Investment Adviser

Bright Rock Capital Management, LLC
2036 Washington Street
Hanover, Massachusetts 02339

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
ALLOCATION OF PORTFOLIO HOLDINGS	6
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	11
STATEMENTS OF ASSETS AND LIABILITIES	17
STATEMENTS OF OPERATIONS	18
STATEMENTS OF CHANGES IN NET ASSETS	19
FINANCIAL HIGHLIGHTS	21
NOTES TO FINANCIAL STATEMENTS	23
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
NOTICE OF PRIVACY POLICY & PRACTICES	33
ADDITIONAL INFORMATION	34

Dear Shareholder:

U.S. Economic and Equity Market Overview

The fiscal period from March 1, 2022 to February 28, 2023 saw the U.S. equity market give back previous year’s gains, extending the decline that began earlier in 2022. The S&P 500 Total Return Index (the “S&P 500 Index”) finished Q4 2022 up +7.56%—the best three-month period of the calendar year, but the loss of -23.87% for the first nine months of the year left 2022 down -18.11%. While domestic COVID headlines took a backseat despite new variants surging in March 2022 in parts of Europe, global inflation proved persistent in the year, leading the U.S. Federal Reserve to raise rates aggressively. China’s zero-Covid lockdown lasted for most of the year, exacerbating global supply chains and fueling high inflation. However, the 2023 re-opening of China could lead to a rapid consumption-driven recovery in the Chinese economy. In addition, Russia’s invasion of Ukraine further tightened constrained commodity supplies and disrupted oil supplies, particularly for Eurozone countries. All of these concerns – a resolution for the Russian-Ukrainian conflict, energy and commodity prices, inflationary policy, and global economic growth – remained front and center for the remainder of 2022. As 2023 started, investors globally became optimistic that cooling inflation might translate to an end to tightening monetary policies.

On the domestic front, the U.S. Federal Reserve took steps to lower U.S. inflation. In March 2022, the Fed made a long-awaited move to raise rates +0.25% on the back of February 2022’s CPI report, which showed a rise of 7.9%, the fastest pace for inflation since 1982. This was the first hike since 2019. Seven further hikes were made throughout the year. Inflation was still well above the Fed’s 2% target as CPI reported in line with expectations in February 2023, with the annual inflation rate at 6%. The Fed’s tightening monetary policy via rate hikes to keep inflation at bay continued to drive market sentiment.

For 2022, Energy was the only positive sector, up +59.04%, while Communication Services was the worst sector, down -40.42%. Technology stocks suffered as interest rates climbed. Information Technology was down -28.91% for 2022 and accounted for approximately 44% of the S&P 500 Index decline. Energy prices also retracted significantly from 2022 highs.

Internationally, Russia’s invasion of Ukraine created near term risk as global uncertainty rose alongside energy and commodity prices climbing to extreme levels, exacerbating the surge in inflation, supply chain disruption, and the global growth risks. Europe is a large importer of oil and natural gas from Russia, hence highly susceptible to impacts of the current conflict. As a result, Eurozone inflation accelerated sharply in March 2022 to 7.5% year-over-year (from 5.1% in February 2022) and continued to rise due to energy inflation.

Technology stocks and other large cap growth stocks were all hit hard by last year’s rising interest rates. As we start the new fiscal year, inflation is still high, though down from its peak. The labor market is still strong with unemployment rates at 3.6%, below their pre-pandemic levels across many economies. And retail sales picked up earlier in 2023. The decline in gas prices and reopening of China are also two fundamental improvements since October 2022. While rate cuts did not happen as markets had anticipated in January

2023, improvements in the near-term global economic outlook in February offered reprieve while the global economies continue to try to bring inflation back towards target.

Bright Rock Fund Overviews

Quality Large Cap Fund:

For the twelve-month period ended February 28, 2023, the Institutional Class shares of the Fund returned -1.01%, outperforming the -7.69% return of the S&P 500 Index over the same period. Our sector allocation coupled with stock selection explains the majority of the relative outperformance between the Institutional Class shares of the Fund and the Index returns.

The Fund’s underweight to Consumer Discretionary and Information Technology, along with an overweight to Healthcare, which were slightly offset by our underweight to Energy, added value. The majority of the eleven sectors in the S&P 500 Index produced negative returns over the past fiscal year. The Communications Services (-24.94%), Consumer Discretionary (-18.26%), and Real Estate (-12.37%) sectors led the laggards while Energy (+24.17%) and Industrials (+2.40%) gained. In terms of stock selection within the Fund, notable outperformers were Merck & Co. (+43.15%), Nike (+43.35%), O’Reilly Automotive (+30.00%), and The Toro Co. (+29.23%), while notable underperformers included Alphabet Inc. (-33.32%), West Pharmaceutical Services (-24.06%), and Verizon Communications (-23.42%).

Mid Cap Growth Fund:

For the twelve-month period ended February 28, 2023, the Institutional Class shares of the Fund returned -2.29%, outperforming the -8.31% return of the Russell Midcap Growth Total Return Index over the same period. Our bias toward more equal sector weighting coupled with stock selection explain the majority of the relative outperformance between the Institutional Class shares of the Fund and the Index returns.

The Fund’s overweight to Energy and Consumer Staples, and underweight to Information Technology added value which more than offset our underweight to Producer Durables which detracted from performance over the period. From a stock selection standpoint, we picked stocks well in the Information Technology and Consumer Discretionary sectors, but struggled in the Healthcare and Financial Services sectors. Notable outperformers were EPAM Systems (+48.09%), Monster Beverage (+20.57%), and The Hershey Co. (+19.96%), while notable underperformers included Zillow (-44.46%), Trex Co. (-44.33%), and Cognex Corp. (-29.91%).

Thank you for your business and the confidence you have placed in us. We wish you a wonderful remainder of 2023.

Sincerely,

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Past performance is not a guarantee of future results.

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

The S&P 500® Total Return Index is a cap weighted index of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Russell Midcap® Growth Total Return Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

One cannot invest directly in an index

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in large companies can also involve additional risks such as the liability to respond quickly to new competitive challenges or attain the high growth rates of successful, smaller companies. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a fund’s ability to sell its shares. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 28, 2023

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 – February 28, 2023).

Actual Expenses

The first line of each of the following tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only,

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2022 –
	September 1, 2022	February 28, 2023	February 28, 2023*
Actual	$1,000.00	$1,055.80	$5.91
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.04	$5.81

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2022 –
	September 1, 2022	February 28, 2023	February 28, 2023*
Actual	$1,000.00	$1,034.60	$4.59
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.28	$4.56

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2023

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Mid Cap Growth Fund
Institutional Class	-2.29%	11.72%	8.95%	10.56%
Russell Midcap® Growth Total Return Index	-8.31%	8.66%	8.74%	11.45%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2022, the Fund’s expense ratio is 1.07% for Institutional Class shares. Please see the Financial Highlights in this report for the most recent expense ratio. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2023

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Quality Large Cap Fund
Institutional Class	-1.01%	12.41%	9.83%	10.32%
S&P 500® Total Return Index	-7.69%	12.15%	9.82%	12.25%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2022, the Fund’s expense ratio is 0.87% for Institutional Class shares. Please see the Financial Highlights in this report for the most recent expense ratio. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2023

	Shares	Value
COMMON STOCKS – 99.32%

Air Freight & Logistics – 1.58%
CH Robinson Worldwide, Inc.	15,000	$1,499,400

Auto Components – 1.81%
Gentex Corp.	60,000	1,713,000

Beverages – 4.86%
Brown-Forman Corp. – Class B	29,500	1,913,665
Monster Beverage Corp. (a)	26,500	2,696,640
		4,610,305
Capital Markets – 6.56%
FactSet Research Systems, Inc.	6,000	2,487,300
Morningstar, Inc.	10,000	2,073,300
SEI Investments Co.	27,600	1,662,900
		6,223,500
Chemicals – 5.28%
Eastman Chemical Co.	20,000	1,704,000
The Scotts Miracle-Gro Co.	40,000	3,300,000
		5,004,000
Commercial Services & Supplies – 7.95%
Copart, Inc. (a)	82,000	5,777,720
Rollins, Inc.	50,250	1,768,800
		7,546,520
Communications Equipment – 2.19%
Arista Networks, Inc. (a)	15,000	2,080,500

Containers & Packaging – 2.77%
AptarGroup, Inc.	22,500	2,626,200

Electrical Equipment – 2.98%
AMETEK, Inc.	20,000	2,831,200

Electronic Equipment, Instruments & Components – 4.53%
Amphenol Corp. – Class A	34,000	2,635,680
IPG Photonics Corp. (a)	13,500	1,663,740
		4,299,420

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2023

	Shares	Value
Food Products – 5.02%
The Hershey Co.	20,000	$4,766,400

Health Care Equipment & Supplies – 9.09%
Edwards Lifesciences Corp.(a)	25,000	2,011,000
IDEXX Laboratories, Inc. (a)	7,000	3,312,680
ResMed, Inc.	15,500	3,301,500
		8,625,180
Hotels, Restaurants & Leisure – 2.95%
Chipotle Mexican Grill, Inc. (a)	600	894,648
Yum! Brands, Inc.	15,000	1,907,400
		2,802,048
Household Products – 2.05%
The Clorox Co.	12,500	1,943,000

Insurance – 2.47%
Arthur J Gallagher & Co.	12,500	2,341,875

IT Services – 6.20%
EPAM Systems, Inc. (a)	4,000	1,230,600
Genpact Ltd. (b)	30,000	1,431,900
Jack Henry & Associates, Inc.	19,600	3,219,104
		5,881,604
Life Sciences Tools & Services – 3.33%
Repligen Corp. (a)	9,000	1,569,330
West Pharmaceutical Services, Inc.	5,000	1,585,150
		3,154,480
Multiline Retail – 1.14%
Dollar General Corp.	5,000	1,081,500

Oil, Gas & Consumable Fuels – 7.18%
Cabot Oil & Gas Corp.	50,000	1,248,500
New Fortress Energy, Inc.	50,000	1,649,500
ONEOK, Inc.	59,850	3,917,183
		6,815,183

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2023

	Shares	Value
Road & Rail – 2.00%
JB Hunt Transport Services, Inc.	10,500	$1,898,295

Semiconductors & Semiconductor Equipment – 4.72%
Analog Devices, Inc.	15,800	2,898,826
Enphase Energy, Inc. (a)	7,500	1,578,975
		4,477,801
Software – 4.04%
ANSYS, Inc. (a)	6,000	1,821,660
Tyler Technologies, Inc. (a)	6,250	2,007,812
		3,829,472
Specialty Retail – 5.86%
Floor & Decor Holdings, Inc. (a)	11,000	1,009,910
Tractor Supply Co.	19,500	4,548,570
		5,558,480
Trading Companies & Distributors – 2.76%
Fastenal Co.	50,800	2,619,248
TOTAL COMMON STOCKS (Cost $51,411,699)		94,228,611

MONEY MARKET FUNDS – 0.77%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 4.413% (c)	731,572	731,572
TOTAL MONEY MARKET FUNDS (Cost $731,572)		731,572
Total Investments (Cost $52,143,271) – 100.09%		94,960,183
Liabilities in Excess of Other Assets – (0.09%)		(82,913)
TOTAL NET ASSETS – 100.00%		$94,877,270

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of February 28, 2023.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2023

	Shares	Value
COMMON STOCKS – 90.50%

Banks – 5.14%
JPMorgan Chase & Co.	110,000	$15,768,500

Beverages – 3.39%
PepsiCo, Inc.	60,000	10,411,800

Capital Markets – 5.06%
BlackRock, Inc.	10,500	7,239,015
S&P Global, Inc.	8,500	2,900,200
T. Price Rowe Group, Inc.	48,000	5,389,440
		15,528,655
Chemicals – 3.33%
Ecolab, Inc.	20,500	3,267,085
Linde PLC (a)	20,000	6,967,400
		10,234,485
Commercial Services & Supplies – 2.43%
Copart, Inc.(b)	106,000	7,468,760

Consumer Finance – 2.27%
American Express Co.	40,000	6,959,600

Diversified Financial Services – 3.98%
Berkshire Hathaway, Inc. (b)	40,000	12,207,200

Diversified Telecommunication Services – 0.64%
AT&T, Inc.	104,000	1,966,640

Electric Utilities – 0.92%
NextEra Energy, Inc.	40,000	2,841,200

Food & Staples Retailing – 2.45%
Walmart, Inc.	53,000	7,532,890

Health Care Providers & Services – 3.87%
UnitedHealth Group, Inc.	25,000	11,898,500

Health Care Technology – 1.46%
Veeva Systems, Inc. (b)	27,000	4,472,820

Household Products – 1.77%
Colgate-Palmolive Co.	74,000	5,424,200

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2023

	Shares	Value
Industrial Conglomerates – 1.12%
3M Co.	32,000	$3,447,680

Insurance – 2.20%
Chubb Ltd. (a)	32,000	6,752,640

Interactive Media & Services – 8.65%
Alphabet, Inc. – Class A (b)	120,000	10,807,200
Meta Platforms, Inc. (b)	90,000	15,744,600
		26,551,800
IT Services – 7.57%
Automatic Data Processing, Inc.	33,000	7,254,060
Mastercard, Inc. – Class A	45,000	15,988,050
		23,242,110
Life Sciences Tools & Services – 5.06%
Danaher Corp.	42,000	10,396,260
Thermo Fisher Scientific, Inc.	9,500	5,146,720
		15,542,980
Machinery – 2.34%
The Toro Co.	65,000	7,178,600

Media – 1.26%
Comcast Corp. – Class A	104,000	3,865,680

Multi-Utilities – 1.81%
Sempra Energy	37,000	5,548,520

Oil, Gas & Consumable Fuels – 0.74%
EOG Resources, Inc.	20,000	2,260,400

Pharmaceuticals – 3.87%
Merck & Co, Inc.	112,000	11,898,880

Road & Rail – 2.26%
Union Pacific Corp.	33,500	6,943,880

Semiconductors & Semiconductor Equipment – 2.23%
Texas Instruments, Inc.	40,000	6,858,000

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2023

	Shares	Value
Software – 6.55%
Microsoft Corp.	66,000	$16,461,720
Roper Technologies, Inc.	8,500	3,656,700
		20,118,420
Specialty Retail – 5.03%
The Home Depot, Inc.	30,000	8,896,200
The TJX Companies, Inc.	85,547	6,552,900
		15,449,100
Technology Hardware, Storage & Peripherals – 1.44%
Apple, Inc.	30,000	4,422,300

Textiles, Apparel & Luxury Goods – 1.66%
NIKE, Inc. – Class B	43,000	5,107,970
TOTAL COMMON STOCKS (Cost $203,852,071)		277,904,210

EXCHANGE TRADED FUNDS – 8.62%
Invesco KBW Bank ETF	40,000	2,253,200
iShares U.S. Energy ETF	300,000	13,281,000
Technology Select Sector SPDR Fund	80,000	10,921,600
TOTAL EXCHANGE TRADED FUNDS (Cost $13,295,322)		26,455,800

MONEY MARKET FUNDS – 0.81%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 4.413% (c)	2,481,612	2,481,612
TOTAL MONEY MARKET FUNDS (Cost $2,481,612)		2,481,612
Total Investments (Cost $219,629,005) – 99.93%		306,841,622
Other Assets in Excess of Liabilities – 0.07%		223,056
TOTAL NET ASSETS – 100.00%		$307,064,678

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of February 28, 2023.

Abbreviations:
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 28, 2023

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $52,143,271 and $219,629,005)	$94,960,183	$306,841,622
Receivable for Fund shares sold	68,992	328,568
Dividends and interest receivable	133,069	199,087
Other assets	18,517	8,833
TOTAL ASSETS	95,180,761	307,378,110

LIABILITIES
Payable for Fund shares redeemed	153,374	25,563
Payable to affiliates	32,090	80,533
Payable to Adviser	53,953	151,694
Payable to auditor	35,226	35,235
Accrued expenses and other liabilities	28,848	20,407
TOTAL LIABILITIES	303,491	313,432
NET ASSETS	$94,877,270	$307,064,678

Net assets consist of:
Paid-in capital	$52,092,643	$215,447,202
Total distributable earnings	42,784,627	91,617,476
NET ASSETS	$94,877,270	$307,064,678

INSTITUTIONAL CLASS SHARES
Net assets	$94,877,270	$307,064,678
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,400,902	17,016,931
Net asset value, redemption price
and offering price per share	$21.56	$18.04

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 28, 2023

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$932,583	$5,080,238
Interest income	39,384	62,890
TOTAL INVESTMENT INCOME	971,967	5,143,128

EXPENSES
Management fees	669,729	2,007,500
Administration fees	96,866	278,411
Fund accounting fees	41,990	114,724
Transfer agent fees and expenses	37,765	114,529
Audit and tax fees	36,494	36,586
Trustees’ fees	22,866	22,866
Legal fees	22,186	28,311
Reports to shareholders	17,013	19,231
Federal and state registration fees	12,933	27,807
Chief Compliance Officer fees	12,486	12,486
Custody fees	9,427	33,406
Insurance expense	2,068	5,256
Interest expense	1,645	2,919
Other expenses	26,960	10,224
TOTAL EXPENSES	1,010,428	2,714,256
NET INVESTMENT INCOME (LOSS)	(38,461)	2,428,872

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(17,995)	26,800,092
Net change in unrealized
depreciation on investments	(1,627,457)	(32,345,557)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(1,645,452)	(5,545,465)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(1,683,913)	$(3,116,593)

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2023	February 28, 2022
FROM OPERATIONS
Net investment loss	$(38,461)	$(257,556)
Net realized gain (loss) on investments	(17,995)	10,168,052
Net change in unrealized
depreciation on investments	(1,627,457)	(1,044,333)
Net increase (decrease) in
net assets from operations	(1,683,913)	8,866,163

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(4,842,743)	(7,470,363)
Net decrease in net assets
resulting from distributions paid	(4,842,743)	(7,470,363)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold –
Institutional Class	17,356,736	11,337,101
Payments for shares redeemed –
Institutional Class	(11,193,100)	(12,626,285)
Net asset value of shares issued in
reinvestment of distributions to
shareholders – Institutional Class	4,835,469	7,435,720
Net increase in net assets
from capital share transactions	10,999,105	6,146,536
TOTAL INCREASE IN NET ASSETS	4,472,449	7,542,336
NET ASSETS
Beginning of Year	90,404,821	82,862,485
End of Year	$94,877,270	$90,404,821

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2023	February 28, 2022
FROM OPERATIONS
Net investment income	$2,428,872	$2,842,291
Net realized gain on investments	26,800,092	40,051,726
Net change in unrealized appreciation
(depreciation) on investments	(32,345,557)	1,727,748
Net increase (decrease) in
net assets from operations	(3,116,593)	44,621,765

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(41,593,869)	(27,127,266)
Net decrease in net assets resulting
from distributions paid	(41,593,869)	(27,127,266)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold –
Institutional Class	41,359,069	41,775,958
Payments for shares redeemed –
Institutional Class	(49,676,596)	(53,465,969)
Net asset value of shares issued in
reinvestment of distributions to
shareholders – Institutional Class	39,601,942	23,893,278
Net increase in net assets
from capital share transactions	31,284,415	12,203,267
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(13,426,047)	29,697,766
NET ASSETS
Beginning of Year	320,490,725	290,792,959
End of Year	$307,064,678	$320,490,725

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

				Year	Year
				Ended	Ended
	Year Ended			February	February
	February 28,			29,	28,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$23.35	$22.90	$18.67	$17.89	$17.56

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)	(0.07)	(0.06)	(0.07)	0.02
Net realized and unrealized
gain (loss) on investments	(0.59)	2.65	5.52	1.56	0.31
Total from investment operations	(0.60)	2.58	5.46	1.49	0.33

Less distributions paid:
From investment income	—	—	—	(0.02)	—
From net realized gain on investments	(1.19)	(2.13)	(1.23)	(0.69)	—
Total distributions paid	(1.19)	(2.13)	(1.23)	(0.71)	—
Net Asset Value, End of Year	$21.56	$23.35	$22.90	$18.67	$17.89
Total Return	-2.29%	10.52%	29.12%	8.07%	1.88%

Supplemental Data and Ratios:
Net Assets, end of year (000’s omitted)	$94,877	$90,405	$82,862	$67,142	$63,918
Ratio of expenses to average net assets	1.13%	1.07%	1.11%	1.14%	1.18%
Ratio of net investment income
(loss) to average net assets	(0.04)%	(0.28)%	(0.31)%	(0.34)%	0.14%
Portfolio turnover rate	17.5%	20.1%	14.1%	29.1%	10.6%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

				Year	Year
				Ended	Ended
	Year Ended			February	February
	February 28,			29,	28,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$21.08	$19.87	$16.58	$16.42	$16.26

Income (loss) from investment operations:
Net investment income(1)	0.16	0.20	0.22	0.23	0.25
Net realized and unrealized
gain (loss) on investments	(0.41)	2.94	3.75	0.87	0.67
Total from investment operations	(0.25)	3.14	3.97	1.10	0.92

Less distributions paid:
From investment income	(0.16)	(0.23)	(0.23)	(0.23)	(0.25)
From net realized gain on investments	(2.63)	(1.70)	(0.45)	(0.71)	(0.51)
Total distributions paid	(2.79)	(1.93)	(0.68)	(0.94)	(0.76)
Net Asset Value, End of Year	$18.04	$21.08	$19.87	$16.58	$16.42
Total Return	-1.01%	15.35%	24.40%	6.24%	5.92%

Supplemental Data and Ratios:
Net Assets, end of year (000’s omitted)	$307,065	$320,491	$290,793	$237,734	$231,862
Ratio of expenses to average net assets	0.88%	0.83%	0.86%	0.87%	0.88%
Ratio of net investment income
to average net assets	0.79%	0.87%	1.27%	1.28%	1.53%
Portfolio turnover rate	39.6%	30.4%	30.7%	28.3%	42.6%

(1)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 28, 2023

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund (“Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (“Quality Large Cap Fund”), each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  Each Fund currently offers Institutional Class shares.  The Institutional Class shares of each Fund commenced operations on May 26, 2010.  Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2023:

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$94,228,611	$—	$—	$94,228,611
Money Market Funds	731,572	—	—	731,572
Total Investments
in Securities	$94,960,183	$—	$—	$94,960,183

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$277,904,210	$—	$—	$277,904,210
Exchange Traded Funds	26,455,800	—	—	26,455,800
Money Market Funds	2,481,612	—	—	2,481,612
Total Investments
in Securities	$306,841,622	$—	$—	$306,841,622

(1)	See the Schedule of Investments for industry classifications.
(2)
The Funds measure Level 3 activity as of the end of each financial reporting period. For the year ended February 28, 2023, the Funds did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

The Funds did not hold financial derivative instruments during the period presented.

(b)	Federal Income Taxes

Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve each Fund from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

(c)	Distributions to Shareholders

The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 28, 2022 and February 28, 2023 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 28, 2022	$—	$7,470,363
Year ended February 28, 2023	$—	$4,842,743

	Ordinary	Long-Term
	Income	Capital Gain
Quality Large Cap Fund
Year ended February 28, 2022	$3,227,833	$23,899,433
Year ended February 28, 2023	$2,452,603	$39,141,266

As of February 28, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$52,157,561	$219,629,005
Gross tax unrealized appreciation	$43,865,591	$92,738,053
Gross tax unrealized depreciation	(1,062,969)	(5,525,435)
Net tax unrealized appreciation	$42,802,622	$87,212,618
Undistributed ordinary income	$—	$113,125
Undistributed long-term capital gain	—	4,291,733
Total accumulated earnings	$—	$4,404,858
Other accumulated loss	(17,995)	—
Total distributable earnings	$42,784,627	$91,617,476

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

At February 28, 2023, the Mid Cap Growth Fund had short-term capital loss carryforwards of $17,995 which have an unlimited carryover period.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 28, 2023, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Mid Cap Growth Fund	$54,796	$(54,796)
Quality Large Cap Fund	—	—

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2023.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2023.  At February 28, 2023, the fiscal years 2020 through 2023 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund and the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rates of 0.75% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through June 28, 2024, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Funds did not have any previously waived expenses subject to potential recoupment at the period end.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) acts as the Funds’ administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the year ended February 28, 2023, and owed as of February 28, 2023 are as follows:

Administration	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$96,866	$16,284
Bright Rock Quality Large Cap Fund	$278,411	$47,342

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$41,990	$6,939
Bright Rock Quality Large Cap Fund	$114,724	$18,941

Transfer Agency	Incurred*	Owed
Bright Rock Mid Cap Growth Fund	$29,533	$5,239
Bright Rock Quality Large Cap Fund	$41,747	$6,731

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$9,427	$1,547
Bright Rock Quality Large Cap Fund	$33,406	$5,435

*	These amounts do not include sub-transfer agency fees, therefore may not agree to the Statements of Operations.

The Funds each have a line of credit with U.S. Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer (“CCO”) is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended February 28, 2023, and owed as of February 28, 2023, is as follows:

CCO	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$12,486	$2,081
Bright Rock Quality Large Cap Fund	$12,486	$2,084

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

(6)	Capital Share Transactions

	Year Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	February 28, 2023	February 28, 2022
Shares Sold	805,288	449,570
Shares Issued to Holders in
Reinvestment of Distributions	237,149	293,322
Shares Redeemed	(512,746)	(489,826)
Net Increase	529,691	253,066

	Year Ended	Year Ended
Quality Large Cap Fund – Institutional Class	February 28, 2023	February 28, 2022
Shares Sold	2,083,465	1,853,908
Shares Issued to Holders in
Reinvestment of Distributions	2,217,028	1,072,437
Shares Redeemed	(2,484,999)	(2,359,958)
Net Increase	1,815,494	566,387

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 28, 2023 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$22,469,381	$121,334,230
Sales	$15,304,647	$129,707,639

(8)	Line of Credit

The Funds each have lines of credit, maturing August 5, 2023, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was accrued at the prime rate of 3.25% from March 1, 2022 through March 16, 2022, 3.50% from March 17, 2022 through May 4, 2022, 4.00% from May 5, 2022 through June 15, 2022, 4.75% from June 16, 2022 through July 27, 2022, 5.50% from July 28, 2022 through September 21, 2022, 6.25% from September 22, 2022 through November 2, 2022, 7.00% from November 3, 2022 through December 14, 2022, 7.50% from December 15, 2022 through February 1, 2023, and 7.75% from February 2, 2023 through February 28, 2023.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2023

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Mid Cap Growth Fund	13	$650,692	$1,645	$ 765,000	12/7/2022
Quality Large Cap Fund	18	$827,889	$2,919	$1,729,000	12/14/2022

* Interest expense is reported on the Statements of Operations.

(9)	Subsequent Event

On March 15, 2023, the Quality Large Cap Fund declared and paid a distribution of $461,905 to the shareholders of record on March 14, 2023.

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2023 and determined there were no other subsequent events that would require recognition or disclosure in financial statements.

(10)	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Funds.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and Board of Trustees of Trust for Professional Managers:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Bright Rock Funds, comprising the Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively, the “Funds”), each portfolios of the series constituting the Trust for Professional Managers, as of February 28, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Funds as of February 28, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 27, 2023

We have served as the auditor of one or more Trust for Professional Managers’ investment companies since 2002.

Bright Rock Funds
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:
• information we receive about you on applications or other forms;
• information you give us orally; and
• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:
• social security numbers;
• account balances;
• account transactions;
• transaction history;
• wire transfer instructions; and
• checking account information.

What Information We Disclose
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public person information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended February 28, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Quality Large Cap	100.00%
Mid Cap Growth	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2023, was as follows:

Quality Large Cap	100.00%
Mid Cap Growth	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	22	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting (June	MUTUALS
Year of Birth: 1955		2001		2019–present);	(an open-end
				Professor,	investment
				Department of	company)
				Accounting	(2001–2021).
(2004–2019);
Marquette University.

Gary A. Drska	Trustee	Indefinite	22	Retired; Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–2021).	investment
company)
(2001–2021).

Vincent P. Lyles	Trustee	Indefinite	22	Executive Director,	Independent
615 E. Michigan St.		Term; Since		Milwaukee Succeeds	Director, BMO
Milwaukee, WI 53202		April 6,		(education advocacy	Funds, Inc.
Year of Birth: 1961		2022		organization) (2023-	(an open-end
				present); System	investment
				Vice President of	company)
				Community	(2017–2022).
Relations, Advocate
Aurora Health Care
(health care provider)
(2019–2022);
President and Chief
Executive Officer,
Boys & Girls Club of
Greater Milwaukee
(2012–2018).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years
Erik K. Olstein	Trustee	Indefinite	22	Retired; President	Trustee, The
615 E. Michigan St.		Term; Since		and Chief Operating	Olstein Funds
Milwaukee, WI 53202		April 6,		Officer (2000–2020),	(an open-end
Year of Birth: 1967		2022		Vice President	investment
				of Sales and Chief	company)
				Operating Officer	(1995–2018).
(1995–2000), Olstein
Capital Management,
L.P. (asset management
firm); Secretary and
Assistant Treasurer,
The Olstein Funds
(1995–2018).

Lisa Zúñiga Ramírez	Trustee	Indefinite	22	Retired; Principal	N/A
615 E. Michigan St.		Term; Since		and Senior Portfolio
Milwaukee, WI 53202		April 6,		Manager, Segall,
Year of Birth: 1969		2022		Bryant & Hamill, LLC
(asset management firm)
(2018-2020); Partner
and Senior Portfolio
Manager, Denver
Investments LLC
(asset management
firm) (2009-2018).

Gregory M. Wesley	Trustee	Indefinite	22	Senior Vice President	N/A
615 E. Michigan St.		Term; Since		of Strategic Alliances
Milwaukee, WI 53202		April 6,		and Business
Year of Birth: 1969		2022		Development, Medical
College of Wisconsin
(2016-present).

Interested Trustee and Officers

John P. Buckel*	Chairperson,	Indefinite Term	N/A	Vice President,	N/A
615 E. Michigan St.	Trustee,	Chairperson		U.S. Bancorp Fund
Milwaukee, WI 53202	President	and Trustee		Services, LLC
Year of Birth: 1957	and	(since		(2004–present).
	Principal	January 19,
	Executive	2023);
	Officer	Indefinite Term
President and
Principal
Executive
Officer (since
January 24,
2013)

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years
Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial and
Accounting
Officer

Deanna B. Marotz	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	October 21,		Services, LLC
Year of Birth: 1965	Vice	2021		(2021–present); Chief
	President			Compliance Officer,
	and			Keeley-Teton Advisors,
	Anti-Money			LLC and Teton Advisors,
	Laundering			Inc (2017–2021).
Officer

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 22,		Services, LLC
Year of Birth: 1970		2019		(2019–present); Partner,
Practus, LLP (2018–
2019); Counsel,
Drinker Biddle &
Reath, LLP (2016–2018).

Kelly A. Strauss	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

Shannon Coyle	Assistant	Indefinite	N/A	Officer,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 26,		Services, LLC
Year of Birth: 1990		2022		(2015–present).

*	Mr. Buckel is an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
2036 Washington Street
Hanover, Massachusetts 02339

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-ANNUAL

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2023	FYE 2/28/2022
(a) Audit Fees	$57,120	$54,400
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$13,340	$12,700
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2023	FYE 2/28/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2023	FYE 2/28/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$126,000	$195,000

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)  Not applicable

(j)  Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title*     /s/John Buckel
John Buckel, President

Date   4/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title       /s/John Buckel
John Buckel, President

Date   4/28/2023

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date   4/28/2023

* Print the name and title of each signing officer under his or her signature.